Property and Equipment, net - Schedule of Property and Equipment (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (3,047,996)	$ (391,608)	$ (3,489,511)
Net book value	286,725	36,838	403,107
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,638,812	339,035	2,560,271
Furniture and fixture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	598,917	76,949	590,217
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	96,992	12,462	90,057
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 0	$ 0	$ 652,073